Segmented Information (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenues as reported		$ 19,880	$ 10,732
Cost of sales		13,828	6,732
Depreciation and amortization		1,562	1,711
Share-based compensation		2,580	2,359
Other G&A expenses		10,294	7,104
Mine site care and maintenance		2,603	1,888
Restructuring Costs			1,353
Foreign exchange (gain) loss		15	(964)
Gain (Loss) on investments		572	(1,341)
Gain on derivative asset		(3,071)
Other (income) loss		(181)	(184)
Segment income (loss) before taxes	[1]	(6,994)	(6,341)
Total assets		133,018	122,324	$ 109,686
Total liabilities		16,388	9,868	$ 7,401
Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported		19,880	10,732
Cost of sales		13,828	6,732
Depreciation and amortization		165	79
Share-based compensation		0	0
Other G&A expenses		4,507	2,700
Mine site care and maintenance		0	0
Restructuring Costs			0
Foreign exchange (gain) loss		35	(1,080)
Gain (Loss) on investments			0
Gain on derivative asset		0
Other (income) loss		(8)	250
Segment income (loss) before taxes		1,353	2,051
Total assets		11,462	6,198
Total liabilities		4,116	1,642
Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Cost of sales		0	0
Depreciation and amortization		1,292	1,531
Share-based compensation		0	0
Other G&A expenses		86	0
Mine site care and maintenance		1,311	357
Restructuring Costs			0
Foreign exchange (gain) loss		9	(4)
Gain (Loss) on investments		113	0
Gain on derivative asset		(3,071)
Other (income) loss		68	(247)
Segment income (loss) before taxes		192	(1,637)
Total assets		113,341	98,303
Total liabilities		10,284	6,762
Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Cost of sales		0	0
Depreciation and amortization		105	101
Share-based compensation		2,544	2,305
Other G&A expenses		5,701	4,404
Mine site care and maintenance		0	0
Restructuring Costs			1,353
Foreign exchange (gain) loss		(29)	120
Gain (Loss) on investments		459	(1,341)
Gain on derivative asset		0
Other (income) loss		(241)	(187)
Segment income (loss) before taxes		(8,539)	(6,755)
Total assets		8,215	17,823
Total liabilities		1,988	1,464
Canadian [Member]
Disclosure of operating segments [line items]
Total revenues as reported		13,105	5,881
Canadian [Member] | Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported		13,105	5,881
Canadian [Member] | Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Canadian [Member] | Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Non-Canadian [Member]
Disclosure of operating segments [line items]
Total revenues as reported		6,775	4,851
Non-Canadian [Member] | Environmental Services [Member]
Disclosure of operating segments [line items]
Total revenues as reported		6,775	4,851
Non-Canadian [Member] | Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported		0	0
Non-Canadian [Member] | Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported		$ 0	$ 0

[1]	Represents consolidated loss before taxes.